Annual Total Returns- JPMorgan SmartRetirement Income Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement Income Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.68%	9.74%	7.37%	4.61%	(1.49%)	4.72%	10.45%	(5.15%)	13.49%	9.24%